STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Banks - 3.2%
Bank of America Corp.	146,013		4,175,972
JPMorgan Chase & Co.	65,560		8,543,124
Truist Financial Corp.	105,229		3,588,309
			16,307,405
Capital Goods - 9.2%
Deere & Co.	23,553		9,724,563
Eaton Corp. PLC	51,425		8,811,159
Honeywell International, Inc.	30,761		5,879,042
Illinois Tool Works, Inc.	31,351		7,632,401
Raytheon Technologies Corp.	48,999		4,798,472
The Boeing Company	26,241	[a]	5,574,376
Trane Technologies PLC	23,462		4,316,539
			46,736,552
Consumer Discretionary Distribution - 3.7%
Amazon.com, Inc.	81,750	[a]	8,443,958
Genuine Parts Co.	17,384		2,908,517
The Home Depot, Inc.	24,181		7,136,297
			18,488,772
Consumer Durables & Apparel - 2.1%
D.R. Horton, Inc.	35,938		3,510,783
NIKE, Inc., Cl. B	58,770		7,207,553
			10,718,336
Consumer Services - 2.9%
Las Vegas Sands Corp.	151,436	[a]	8,699,998
McDonald's Corp.	22,162		6,196,717
			14,896,715
Consumer Staples Distribution - 2.3%
Costco Wholesale Corp.	13,616		6,765,382
Target Corp.	29,800		4,935,774
			11,701,156
Energy - 6.4%
Baker Hughes Co.	109,204		3,151,627
Devon Energy Corp.	119,761		6,061,104
Enbridge, Inc.	124,324	[b]	4,742,961
Exxon Mobil Corp.	134,379		14,736,001
Southwestern Energy Co.	713,418	[a]	3,567,090
			32,258,783
Equity Real Estate Investment - 1.8%
American Tower Corp.	17,980	[c]	3,674,033

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Equity Real Estate Investment - 1.8% (continued)
Equinix, Inc.	3,884	[c]	2,800,519
Prologis, Inc.	21,459	[c]	2,677,439
			9,151,991
Financial Services - 8.6%
Ameriprise Financial, Inc.	22,035		6,753,728
CME Group, Inc.	34,687		6,643,254
Mastercard, Inc., Cl. A	44,103		16,027,471
S&P Global, Inc.	14,581		5,027,091
Synchrony Financial	129,014		3,751,727
Voya Financial, Inc.	73,569		5,257,241
			43,460,512
Food, Beverage & Tobacco - 2.0%
The Coca-Cola Company	159,721		9,907,494
Health Care Equipment & Services - 7.5%
Abbott Laboratories	71,492		7,239,280
Boston Scientific Corp.	164,829	[a]	8,246,395
Elevance Health, Inc.	10,456		4,807,773
Humana, Inc.	6,426		3,119,566
Stryker Corp.	19,520		5,572,374
The Cigna Group	8,353		2,134,442
UnitedHealth Group, Inc.	14,342		6,777,886
			37,897,716
Household & Personal Products - 3.0%
The Estee Lauder Companies, Inc., Cl. A	25,903		6,384,053
The Procter & Gamble Company	59,087		8,785,646
			15,169,699
Insurance - 2.2%
American International Group, Inc.	128,558		6,474,181
The Allstate Corp.	44,284		4,907,110
			11,381,291
Materials - 2.3%
Alcoa Corp.	105,882		4,506,338
Martin Marietta Materials, Inc.	9,103		3,232,111
Olin Corp.	66,450		3,687,975
			11,426,424
Media & Entertainment - 5.6%
Alphabet, Inc., Cl. A	143,026	[a]	14,836,087
Charter Communications, Inc., Cl. A	9,956	[a,b]	3,560,365
Meta Platforms, Inc., Cl. A	46,429	[a]	9,840,162
			28,236,614
Pharmaceuticals Biotechnology & Life Sciences - 7.5%
AbbVie, Inc.	50,440		8,038,623
Eli Lilly & Co.	26,528		9,110,246
Merck & Co., Inc.	90,526		9,631,061

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.5% (continued)
Regeneron Pharmaceuticals, Inc.	6,561	[a]	5,390,977
Thermo Fisher Scientific, Inc.	10,157		5,854,190
			38,025,097
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc.	38,828	[a]	3,805,533
Broadcom, Inc.	17,132		10,990,863
KLA Corp.	12,735		5,083,430
Microchip Technology, Inc.	36,285		3,039,957
Micron Technology, Inc.	174,254		10,514,486
NVIDIA Corp.	17,014		4,725,979
Qualcomm, Inc.	39,198		5,000,881
Texas Instruments, Inc.	43,429		8,078,228
			51,239,357
Software & Services - 7.4%
Accenture PLC, Cl. A	9,504		2,716,338
Microsoft Corp.	76,968		22,189,874
Oracle Corp.	102,155		9,492,243
Salesforce, Inc.	15,745	[a]	3,145,536
			37,543,991
Technology Hardware & Equipment - 5.0%
Amphenol Corp., Cl. A	82,412		6,734,709
Apple, Inc.	75,703		12,483,425
CDW Corp.	12,552		2,446,259
Corning, Inc.	106,220		3,747,442
			25,411,835
Telecommunication Services - 2.5%
AT&T, Inc.	222,438		4,281,932
T-Mobile US, Inc.	56,070	[a]	8,121,179
			12,403,111
Transportation - .4%
CSX Corp.	71,846		2,151,069
Utilities - 2.9%
Exelon Corp.	107,374		4,497,897
NextEra Energy, Inc.	82,502		6,359,254
Public Service Enterprise Group, Inc.	59,724		3,729,764
			14,586,915
Total Common Stocks (cost $361,005,151)			499,100,835

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,087,233)	4.89	7,087,233	[d]	7,087,233
Total Investments (cost $368,092,384)		100.0%		506,188,068
Liabilities, Less Cash and Receivables		(.0%)		(33,906)
Net Assets		100.0%		506,154,162

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $3,856,509 and the value of the collateral was $3,861,428, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	499,100,835	-	-	499,100,835
Investment Companies	7,087,233	-	-	7,087,233

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2023, accumulated net unrealized appreciation on investments was $138,095,684, consisting of $145,701,936 gross unrealized appreciation and $7,606,252 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.